INVENTORY (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Purchased parts and materials	$ 1,396	$ 5,006
Work in progress	287	401
Finished goods and consumables	16,873	11,810
Total Inventory net	$ 18,556	$ 17,217